April 1, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Attn: Document Control-EDGAR
Washington, D.C. 20549-1004

ATTN:  Ms. Linda Stirling

RE:    AXP Market Advantage Series, Inc.
        AXP Blue Chip Advantage Fund
        AXP Small Company Index Fund
        AXP Mid Cap Index Fund
        AXP S&P 500 Index Fund

Post-Effective Amendment No.  32
File No. 33-30770/811-5897

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds does not differ from that contained in the Registrant's Post-Effective Amendment No. 32 (Amendment). This Amendment was filed electronically on March 25, 2004.

If you have any questions, please contact me at 612-671-7981 or Mary Lou Lutz at 612-678-1762.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation